Other Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank advances
Balance at year end	$ 749,027	$ 494,161
Federal Home Loan Bank advances short-term
Federal Home Loan Bank advances
Balance at year end	742,500	487,500
Rate on balance outstanding at year end (as a percent)	0.15%	0.18%
Average daily balance	412,919	733,559
Average rate (as a percent)	0.19%	0.19%
Maximum amount outstanding at any month end	1,005,500	1,235,900
Federal Home Loan Bank advances long-term
Federal Home Loan Bank advances
Balance at year end	6,527	6,661
Rate on balance outstanding at year end (as a percent)	3.51%	3.51%
Average daily balance	6,590	6,721
Average rate (as a percent)	3.51%	3.51%
Maximum amount outstanding at any month end	6,650	6,780
Amortization of long-term advances for the next five years	$ 149
Period of amortization of long-term advances	5 years